Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables
10.	Accrued Expenses and Other Payables
Accrued expenses and other payables mainly represent accrued payroll related expenses, other operating expense and sales tax payable.